GUARANTEED INVESTMENT CONTRACT (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Minimum crediting interest rate	0
Termination notice	60 days